Financial Assets Measured at Fair Value by Level (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Listed investments	$ 36.2	$ 77.3
Investments held by environmental trust funds	165.3	161.5
Unlisted investments	1.3	2.6
Trade receivable from provisional copper concentrate sales, net	149.9	88.4
Assets, Fair Value Disclosure, Total	352.7	329.8
Level 1
Assets:
Listed investments	36.2	77.3
Investments held by environmental trust funds	135.3	122.5
Assets, Fair Value Disclosure, Total	171.5	199.8
Level 2
Assets:
Investments held by environmental trust funds	30.0	39.0
Trade receivable from provisional copper concentrate sales, net	149.9	88.4
Assets, Fair Value Disclosure, Total	179.9	127.4
Level 3
Assets:
Unlisted investments	1.3	2.6
Assets, Fair Value Disclosure, Total	$ 1.3	$ 2.6